Partnership Distributions - Cash Distributions Table (details) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	3 Months Ended
	May 14, 2008	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009
Distributions Made to Members or Limited Partners [Abstract]
Total Quarterly Distribution per Unit	$ 0.300	$ 0.440	[1]	$ 0.420	$ 0.405	$ 0.390	$ 0.380	$ 0.370	$ 0.350	$ 0.340	$ 0.330	$ 0.320	$ 0.310	$ 0.300
Total Cash Distribution		$ 43,027	[1]	$ 40,323	$ 36,063	$ 33,168	$ 30,564	$ 26,381	$ 24,378	$ 22,042	$ 21,393	$ 18,289	$ 17,718	$ 17,030
Date of Distribution		February 2012	[1]	November 2011	August 2011	May 2011	February 2011	November 2010	August 2010	May 2010	February 2010	November 2009	August 2009	May 2009
Date of record for distribution		2/1/2012
Date of declaration for distribution		1/18/2012

[1]	On January 18, 2012, the board of directors of the Partnership’s general partner declared a cash distribution to the Partnership’s unitholders of $0.44 per unit, or $43.0 million in aggregate, including incentive distributions. The cash distribution is payable on February 13, 2012, to unitholders of record at the close of business on February 1, 2012.